Income Taxes - Unrecognized Deductible Temporary Differences (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences with no deferred tax assets recognized	$ 39,959	$ 37,077
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences with no deferred tax assets recognized	109,119	91,604
Mineral properties, plant and equipment | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences with no deferred tax assets recognized	39,959	37,077
Mineral properties, plant and equipment | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences with no deferred tax assets recognized	1,150	969
Non-capital losses | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences with no deferred tax assets recognized	0	0
Non-capital losses | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences with no deferred tax assets recognized	74,238	72,535
Other | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences with no deferred tax assets recognized	0	0
Other | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences with no deferred tax assets recognized	$ 33,731	$ 18,100